LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Bond Fund

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Global Bond Fund

Supplement dated January 2, 2020 to the

Prospectus and Statement of Additional Information dated May 1, 2019, as supplemented

The following table replaces the table in the subsection under “Emerging Markets Bond Fund – Management – Portfolio Managers” on page 15 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
John J. Morton, Portfolio Manager	2018
Steven F. Rocco, Partner and Director of Taxable Fixed Income	2018
Mila Skulkina, Portfolio Manager	2020

The following table replaces the table in the subsection under “Emerging Markets Corporate Debt Fund – Management – Portfolio Managers” on page 28 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
John J. Morton, Portfolio Manager	2016
Steven F. Rocco, Partner and Director of Taxable Fixed Income	2017
Mila Skulkina, Portfolio Manager	2020

The following table replaces the table in the subsection under “Global Bond Fund – Management – Portfolio Managers” on page 41 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Leah G. Traub, Partner and Portfolio Manager	2018
Andrew H. O’Brien, Partner and Portfolio Manager	2018
Steven F. Rocco, Partner and Director of Taxable Fixed Income	2018
Kewjin Yuoh, Partner and Portfolio Manager	2018
Annika M. Lombardi, Portfolio Manager	2019

The following paragraph replaces the second paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 132 of the prospectus:

Emerging Markets Bond Fund. John J. Morton, Portfolio Manager, heads the Fund’s team. Mr. Morton joined Lord Abbett in 2016 and has been a member of the Fund’s team since 2018. Mr. Morton was formerly the Chief Investment Officer of Emerging Market Debt at Fischer, Francis, Trees, and Watts from 2012 to 2015. Additional members of the Fund’s team are Steven F. Rocco, Partner and Director of Taxable Fixed Income, and Mila Skulkina, Portfolio Manager. Mr. Rocco and Ms. Skulkina joined Lord Abbett in 2004 and 2013, respectively, and have been members of the Fund’s team since 2018 and 2020, respectively. Messrs. Morton and Rocco and Ms. Skulkina are jointly and primarily responsible for the day-to-day management of the Fund.

The following paragraph replaces the third paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 132 of the prospectus:

Emerging Markets Corporate Debt Fund. John J. Morton, Portfolio Manager, heads the Fund’s team. Mr. Morton joined Lord Abbett in, and has been a member of the Fund’s team, since 2016. Mr. Morton was formerly the Chief Investment Officer of Emerging Market Debt at Fischer, Francis, Trees, and Watts from 2012 to 2015. Additional members of the Fund’s team are Steven F. Rocco, Partner and Director of Taxable Fixed Income, and Mila Skulkina, Portfolio Manager. Mr. Rocco and Ms. Skulkina joined Lord Abbett in 2004 and 2013, respectively, and have been members of the Fund’s team since 2017 and 2020, respectively. Messrs. Morton and Rocco and Ms. Skulkina are jointly and primarily responsible for the day-to-day management of the Fund.

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 133 of the prospectus:

Global Bond Fund. Leah G. Traub, Partner and Portfolio Manager, heads the Fund’s team. Ms. Traub joined Lord Abbett in 2007 and has been a member of the team since the Fund’s 2018 inception. Additional members of the Fund’s team are Andrew H. O’Brien, Partner and Portfolio Manager, Steven F. Rocco, Partner and Director of Taxable Fixed Income, Kewjin Yuoh, Partner and Portfolio Manager, and Annika M. Lombardi, Portfolio Manager. Messrs. O’Brien, Rocco, and Yuoh joined Lord Abbett in 1998, 2004, and 2010, respectively, and have been members of the team since the Fund’s 2018 inception. Ms. Lombardi joined Lord Abbett in 2017 and has been a member of the Fund’s team since 2019. Ms. Lombardi was formerly a Portfolio Manager and Research Analyst at Janus Capital International from 2013 to 2017. Mses. Traub and Lombardi and Messrs. O’Brien, Rocco, and Yuoh are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

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Other Accounts Managed (Total Net Assets $MM )
Fund	Name	Number of Registered Investment Companies	Number of Other Pooled Investment Vehicles	Number of Other Accounts
Emerging Markets Bond Fund[1]	John J. Morton	1/$11.3	1/$12.3	0/$0
	Steven F. Rocco	15/$25,279.9	32/$5,016.3	484/$9,438.5[2,3]
	Mila Skulkina	1/$11.3	1/$12.3	0/$0

Emerging Markets Corporate Debt Fund[1]	John J. Morton	1/$13.2	1/$12.3	0/$0
	Steven F. Rocco	15/$25,281.9	32/$5,016.3	484/$9,438.5[2,3]
	Mila Skulkina	1/$13.2	1/$12.3	0/$0

Global Bond Fund[1]	Leah G. Traub	0/ $0	1/ $28.4	0/ $0
	Andrew H. O’Brien	14/ $33,939.3	15/ $3,546.3	496/ $9,482.2[2,3]
	Steven F. Rocco	15/ $25,291.0	32/ $5,016.3	484/ $9,438.5[2,3]
	Kewjin Yuoh	17/ $34,268.4	15/ $3,546.3	496/ $9,482.5[2,3]
	Annika M. Lombardi	0/ $0	1/ $28.4	0/ $0

[1]	Data is as of November 29, 2019.

[2]	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $227.8 million in assets.

[3]	Includes $614.4 million for which Lord Abbett provides investment models to managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Emerging Markets Bond Fund[1]
John J. Morton	$0
Steven F. Rocco	$0
Mila Skulkina	$0

Emerging Markets Corporate Debt Fund[1]
John J. Morton	$0
Steven F. Rocco	$0
Mila Skulkina	$0

Global Bond Fund[1]
Leah G. Traub	$50,001 - $100,000
Andrew H. O’Brien	$1 - $10,000
Steven F. Rocco	$100,001 - $500,000
Kewjin Yuoh	$0
Annika M. Lombardi	$0
[1] Data is as of November 29, 2019.

Please retain this document for your future reference.

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